Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

April 30, 2019

NFY-QTLY-0619
1.800351.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount (000s)	Value (000s)
New York - 90.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$690
5% 7/1/25	455	535
5% 7/1/26	450	528
5% 7/1/27	540	632
5% 7/1/28	360	419
5% 7/1/29	300	347
5% 7/1/30	575	663
5% 7/1/40	1,000	1,125
5.25% 7/1/35	1,000	1,151
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	375
5% 7/1/24	400	463
5% 7/1/25	250	296
5% 7/1/26	500	591
5% 7/1/27	2,000	2,353
5% 7/1/29	500	582
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	755
5% 7/1/32	1,500	1,786
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	4,038
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,335
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	915
5% 7/1/29	1,400	1,702
5% 7/1/30	1,250	1,509
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,802
5% 7/1/34	3,000	3,576
Series 2016 A:
5% 7/1/36	8,000	9,452
5% 7/1/39	6,185	7,255
5% 7/1/41	2,500	2,860
5% 7/1/46	8,000	9,150
5% 7/1/50	6,280	7,163
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Sys. Proj.) Series 2016 B, 5% 7/1/26	1,400	1,669
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	10,147
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	651
5% 7/1/27	350	413
5% 7/1/28	500	587
5% 7/1/29	725	848
5% 7/1/31	2,610	3,021
5% 7/1/32	2,660	3,069
5% 7/1/33	2,770	3,186
5% 7/1/34	2,935	3,366
5% 7/1/35	3,000	3,434
5% 7/1/36	1,000	1,142
5% 7/1/40	8,500	9,634
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	999
5% 7/1/30	1,100	1,313
5% 7/1/35	855	995
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,300
5% 7/1/36	1,430	1,685
5% 7/1/37	1,705	2,001
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	740
5% 9/1/30	625	766
5% 9/1/31	1,050	1,276
Series 2017 D:
5% 9/1/29	325	401
5% 9/1/30	400	490
5% 9/1/33	525	634
5% 9/1/34	850	1,021
5% 9/1/35	1,300	1,556
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	324
5% 9/15/28	275	323
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,353
5% 10/15/33 (FSA Insured)	300	338
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,203
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	846
5% 7/1/33	475	541
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,240	6,603
Series 2012 A, 5.75% 2/15/47	8,430	9,000
Series 2017 A:
5% 2/15/32	4,000	4,809
5% 2/15/33	10,000	11,971
5% 2/15/34	6,000	7,152
5% 2/15/36	4,750	5,624
5% 2/15/37	2,505	2,954
5% 2/15/42	14,600	17,017
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 9/1/42	2,320	2,508
Series 2012 B:
5% 9/1/26	10,065	11,018
5% 9/1/27	10,000	10,937
Series 2014 A, 5% 9/1/35	5,000	5,637
Series 2016 B, 5% 9/1/36	3,500	4,077
Series 2017:
5% 9/1/29	500	611
5% 9/1/30	750	910
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	587
5% 7/1/30	1,125	1,303
5% 7/1/32	1,250	1,442
5% 7/1/33	1,000	1,150
5% 7/1/35	1,000	1,146
5% 7/1/40	4,000	4,535
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/23	350	396
5% 5/1/24	750	872
5% 5/1/25	750	893
5% 5/1/26	1,200	1,425
5% 5/1/27	700	825
5% 5/1/29	1,750	2,046
5% 5/1/30	1,000	1,165
5% 5/1/31	1,205	1,399
Series 2018:
5% 5/1/30	8,500	10,577
5% 5/1/32	5,000	6,140
5% 5/1/34	3,000	3,649
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,864
5% 12/1/34	760	877
5% 12/1/35	700	807
5% 12/1/36	700	804
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/28	1,250	1,461
5% 7/1/29	1,050	1,225
5% 7/1/30	1,000	1,160
5% 7/1/31	1,200	1,388
5% 7/1/32	1,250	1,440
Series 2017 A:
5% 7/1/31	1,650	1,988
5% 7/1/32	1,215	1,456
5% 7/1/34	1,310	1,556
Series 2017 C:
4% 7/1/32	1,680	1,861
5% 7/1/30	1,040	1,266
5% 7/1/31	800	964
Series 2017 D:
5% 7/1/30	1,000	1,217
5% 7/1/31	825	994
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,065
5% 11/15/51	3,000	3,181
5% 11/15/56	9,000	9,823
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,222
5% 4/1/29	14,040	15,885
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/22	5,500	5,856
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	503
5% 7/1/26	1,500	1,708
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,068
5% 7/1/22	2,000	2,178
5% 7/1/27	2,155	2,337
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,507
5% 7/1/37	4,595	4,895
Series 2014 B:
5% 7/1/23	550	615
5% 7/1/27	1,000	1,132
Series 2014 C, 5% 7/1/26	3,000	3,415
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,295
Series 2018 F, 5% 4/1/45	10,760	12,650
Series 2019 D:
5% 12/1/41	4,305	5,144
5% 12/1/44	9,810	11,648
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,905
Series 2011 EE, 5.375% 6/15/43	16,220	17,121
Series 2012 BB, 5.25% 6/15/44	2,330	2,531
Series 2012 CC, 5% 6/15/45	8,000	8,604
Series 2013 2, 5% 6/15/47	12,540	13,859
Series 2014 BB, 5% 6/15/46	9,785	10,832
Series 2014 CC, 5% 6/15/47	6,200	6,979
Series 2014 DD, 5% 6/15/35	10,000	11,387
Series 2015 AA, 5% 6/15/44	6,200	6,999
Series 2015 FF, 5% 6/15/32	2,000	2,327
Series 2017 EE, 5% 6/15/37	10,000	11,828
Series 2018 BB, 5% 6/15/31	7,130	8,655
Series 2018 CC, 5% 6/15/48	7,070	8,236
Series 2019 DD, 5.25% 6/15/49	4,410	5,319
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,590
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,368
Series 2016 S1, 5% 7/15/33	2,165	2,534
Series 2016:
5% 7/15/32	15,000	17,601
5% 7/15/35	5,000	5,824
Series 2018 S4, 5.25% 7/15/36	8,095	9,956
New York City Transitional Fin. Auth. Rev.:
Series 2013 F, 5% 2/1/31	6,000	6,667
Series 2014 D1:
5% 2/1/28	5,000	5,726
5% 2/1/29	7,500	8,531
5% 2/1/31	4,300	4,871
5% 2/1/32	1,515	1,715
Series 2015 E1, 5% 2/1/41	8,000	9,100
Series 2017 A-1, 5% 5/1/34	1,065	1,249
Series 2017 B, 5% 8/1/34	2,640	3,109
Series 2017 E, 5% 2/1/33	5,290	6,296
Series 2017 E-1, 5% 2/1/34	4,500	5,340
Series 2017 F:
5% 5/1/33	5,000	5,974
5% 5/1/34	7,000	8,339
5% 5/1/35	11,795	14,004
5% 5/1/38	5,000	5,877
Series 2018 A2, 5% 8/1/39	5,000	5,884
Series 2018 B-1, 5% 8/1/34	3,000	3,587
Series 2018 C2:
5% 5/1/33	5,000	6,084
5% 5/1/34	15,000	18,164
5% 5/1/37	14,665	17,571
Series 2019 C, 4% 11/1/42	10,000	10,937
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	20,000	20,358
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,873
5% 11/15/30	2,000	2,336
5% 11/15/33	9,115	10,546
Series 2016 A, 5% 11/15/46	13,450	15,556
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 D, 5% 2/15/37	7,500	8,125
Series 2013 A, 5% 2/15/30	10,985	12,193
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,723
5% 10/1/30	3,355	3,996
Series 2016 G:
5% 10/1/29	2,415	2,893
5% 10/1/30	2,340	2,787
Series 2015 A:
5% 7/1/28	5,000	5,855
5% 7/1/29	5,000	5,819
5% 10/1/29	785	929
5% 5/1/30	3,450	3,967
5% 7/1/30	10,120	11,769
5% 7/1/30	5,000	5,787
5% 10/1/30	535	629
5% 5/1/31	11,000	12,570
5% 7/1/31	15,000	17,276
5% 10/1/31	1,595	1,869
5% 10/1/32	1,550	1,811
Series 2015 B:
5% 7/1/28	1,300	1,535
5% 10/1/28	1,000	1,175
5% 7/1/29	1,400	1,644
5% 10/1/29	1,470	1,720
5% 7/1/30	1,400	1,635
5% 7/1/31	1,400	1,628
5% 7/1/32	1,450	1,682
5% 7/1/33	1,750	2,025
5% 10/1/33	1,010	1,171
5% 10/1/34	1,070	1,236
5% 7/1/40	2,545	2,900
Series 2015:
5% 12/1/19 (a)	1,100	1,117
5% 12/1/20 (a)	1,200	1,251
5% 12/1/21 (a)	800	854
5% 12/1/23 (a)	700	781
5% 12/1/24 (a)	600	682
5% 12/1/27 (a)	1,200	1,371
Series 2016 A:
5% 7/1/31	1,200	1,412
5% 7/1/31	600	720
5% 7/1/32	800	956
5% 7/1/33	800	934
5% 7/1/33	1,800	2,144
5% 7/1/34	650	757
5% 7/1/35	500	580
5% 7/1/41	1,000	1,145
Series 2016 E, 5% 10/1/31	1,945	2,302
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,665
(Cornell Univ. Proj.) Series 2008 C, 5% 7/1/37	6,000	6,211
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,456
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,080
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,556
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,227
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,302
Series 2010 A, 5% 7/1/41	12,000	12,437
Series 2012:
5% 7/1/23	1,000	1,097
5% 7/1/38	1,000	1,081
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,636
5% 10/1/27 (FSA Insured)	1,000	1,166
5% 10/1/28 (FSA Insured)	1,000	1,148
Series 2019 A:
4% 7/1/40	650	688
4% 7/1/45	2,750	2,894
5% 7/1/26	400	480
5% 7/1/27	390	475
5% 7/1/28	465	572
5% 7/1/29	750	929
5% 7/1/30	625	765
5% 7/1/32	640	769
5% 7/1/34	550	657
5% 7/1/35	600	713
5% 7/1/36	500	594
5% 7/1/41	600	706
5% 7/1/42	8,500	10,312
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,189
Series 2014 A, 5% 3/15/36	8,180	9,257
Series 2018 A:
5% 3/15/42	9,940	11,745
5% 3/15/43	9,940	11,727
Series 2018 C:
5% 3/15/35	18,870	22,775
5% 3/15/38	7,025	8,392
5% 3/15/43	6,185	7,297
Series 2018 E, 5% 3/15/48	8,955	10,593
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,196
Series 2017 E, 5% 6/15/42	5,000	5,902
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,879
Series 2016 B2, 5% 11/15/37	12,700	14,874
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,000	11,053
Series 2012 H:
5% 11/15/33	1,570	1,718
5% 11/15/42	3,110	3,373
Series 2013 A, 5% 11/15/43	2,535	2,756
Series 2013 E, 5% 11/15/43	15,375	16,860
Series 2014 A1, 5% 11/15/44	8,000	8,766
Series 2014 B, 5.25% 11/15/44	6,300	7,128
Series 2014 D, 5.25% 11/15/44	5,000	5,712
Series 2015 A1:
5% 11/15/40	5,000	5,604
5% 11/15/45	1,200	1,343
Series 2015 B, 5% 11/15/29	2,125	2,456
Series 2016 A1, 5% 11/15/46	31,830	35,923
Series 2016 B:
5% 11/15/34	1,490	1,739
5% 11/15/35	8,375	9,746
Series 2017 C-2:
0% 11/15/27	1,600	1,286
0% 11/15/29	15,820	11,761
0% 11/15/32	18,000	11,733
New York State Dorm. Auth. Series 2017 A, 5% 2/15/37	5,400	6,360
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 2.35%, tender 5/1/19 (b)(c)	6,500	6,500
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,478
5% 1/1/35	6,455	7,466
5% 1/1/41	9,320	10,661
5% 1/1/46	7,285	8,301
5% 1/1/51	23,625	26,693
Series 2018 L:
5% 1/1/27	1,250	1,540
5% 1/1/28	1,250	1,562
5% 1/1/29	1,865	2,315
5% 1/1/30	1,000	1,229
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,832
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (c)	4,000	4,404
5% 7/1/46 (c)	6,200	6,726
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,940
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	18,725
Series 2013 C, 5% 3/15/30	4,540	5,069
Series 2014 A, 5% 3/15/44	3,980	4,467
Series 2015 A, 5% 3/15/45	18,970	21,694
Series 2016, 5% 3/15/32	3,000	3,525
Series 2019 A, 5% 3/15/43	10,830	12,884
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,878
5% 6/15/24 (FSA Insured)	1,450	1,669
5% 6/15/25 (FSA Insured)	1,670	1,918
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (c)	1,650	1,824
5% 4/1/24 (c)	1,165	1,314
5% 4/1/32 (c)	255	303
5% 4/1/33 (c)	650	770
5% 4/1/34 (c)	865	1,020
5% 4/1/36 (c)	1,150	1,346
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	9,655	11,090
Rockland County Gen. Oblig.:
Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,844
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	849
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,065
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,993
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,141
5% 7/1/26	1,280	1,457
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,145
5% 3/1/25	500	583
5% 3/1/26	500	578
5% 3/1/27	350	404
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,347
5% 6/1/29	3,000	3,496
5% 6/1/30	2,500	2,887
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	2,032
0% 11/15/28	2,500	1,962
Series 2015 A, 5.25% 11/15/45	10,820	12,531
Series 2017 B, 5% 11/15/36	5,000	5,932
Series B, 5% 11/15/31	8,280	10,850
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	5,998
5.125% 9/1/40	8,055	8,373
Series 2015:
5% 8/1/26	1,385	1,637
5% 8/1/27	1,600	1,883
5% 8/1/28	1,565	1,835
5% 8/1/32	1,000	1,148
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	348
5% 4/1/30	350	404
5% 4/1/31	335	385
5% 4/1/32	1,000	1,147
5% 4/1/34	1,045	1,193
5% 4/1/35	1,180	1,345
5% 4/1/40	1,400	1,583
5% 4/1/45	2,250	2,535
Yonkers Gen. Oblig.:
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	791
5% 8/1/22 (FSA Insured)	510	564
5% 8/1/23 (FSA Insured)	300	342
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,852
5% 9/1/27 (FSA Insured)	3,755	4,394
5% 8/1/28 (FSA Insured)	2,060	2,404
5% 9/1/28 (FSA Insured)	3,945	4,610
5% 8/1/29 (FSA Insured)	1,500	1,745
5% 9/1/29 (FSA Insured)	4,150	4,832
5% 8/1/30 (FSA Insured)	1,500	1,735
5% 9/1/30 (FSA Insured)	4,365	5,051

TOTAL NEW YORK		1,548,789

New York And New Jersey - 5.8%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,711
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	25,933
185th Series:
5% 9/1/26 (c)	10,150	11,763
5% 9/1/27 (c)	6,200	7,162
5% 9/1/28 (c)	7,350	8,460
85th Series, 5.375% 3/1/28	6,280	7,411
Series 202, 5% 10/15/36 (c)	5,455	6,340

TOTAL NEW YORK AND NEW JERSEY		98,780

TOTAL MUNICIPAL BONDS
(Cost $1,591,366)		1,647,569

Municipal Notes - 2.6%
New York - 2.6%
New York City Gen. Oblig.:
Series 2006 I3, 2.32% 5/1/19, LOC Bank of America NA, VRDN (b)	6,040	$6,040
Series 2006 I6, 2.29% 5/1/19 (Liquidity Facility Bank of New York, New York), VRDN (b)	650	650
Series 2008 J6, 2.32% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,300	5,300
Series 2012 D, 2.29% 5/1/19 (Liquidity Facility Bank of New York, New York), VRDN (b)	2,750	2,750
Series 2014 D3, 2.3% 5/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
Series 2019 D, 2.3% 5/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	5,500	5,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 BB, 2.3% 5/1/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,900	2,900
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 2.33% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	4,510	4,510
(455 West 37th Street Hsg. Proj.) Series A, 2.33% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	1,800	1,800
(505 West 37th Street Proj.) Series 2008 A, 2.31% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	3,500	3,500
New York Trans. Dev. Corp. Participating VRDN Series Floaters XM 04 03, 2.7% 5/7/19 (Liquidity Facility Citibank NA) (b)(c)(d)(e)	10,000	10,000
TOTAL MUNICIPAL NOTES
(Cost $44,950)		44,950
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,636,316)		1,692,519
NET OTHER ASSETS (LIABILITIES) - 0.8%		13,218
NET ASSETS - 100%		$1,705,737

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,391,000 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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